Income Taxes (Details 1) (USD $) In Millions, unless otherwise specified			12 Months Ended
	Mar. 03, 2012	Feb. 26, 2011	Mar. 03, 2012 Canada(1) [Member]	Mar. 03, 2012 United States(1) [Member]	Mar. 03, 2012 United Kingdom (1) [Member]
Summary of Open Tax Years by Major Jurisdiction
Open tax years by major tax jurisdiction			Fiscal 2006 - 2012	Fiscal 2009 - 2012	Fiscal 2010 - 2012
Income Taxes (Textual) [Abstract]
Valuation allowance on deferred income tax asset	$ 0	$ 0
Unrecognized income tax benefits, Total	146	164
Unrecognized tax benefits netted against Deferred Tax assets	121
Unrecognized income tax current and unrecognized income tax non current	25
Unrecognized income tax benefit will decrease in the next twelve months	142
Accrued interest	6	12
Accrued penalties	$ 0	$ 0